Cash and Cash Equivalents (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH AND CASH EQUIVALENTS [Abstract]
Cash on hand and at banks	$ 126,584	$ 85,570
Short-term deposits and highly liquid funds	9,408	77,842
Cash and cash equivalents	$ 135,992	$ 163,412	$ 247,556	$ 187,831